Average Annual Total Returns - Victory NewBridge Large Cap Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Life of Class	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions Life of Class	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares Life of Class	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Life of Class	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y Life of Class		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	37.88%	14.88%	12.41%		34.32%	8.00%	7.62%		24.91%	9.73%	8.66%		44.26%	15.39%	12.18%		47.10%	16.75%		13.30%	[1]	46.83%	16.63%		15.41%	[1]	38.49%	21.00%	17.21%

[1]	Inception dates of Class I and Class Y shares are March 1, 2011 and January 28, 2013, respectively.